Cover Page	9 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ROADZEN INC.
Entity Central Index Key	0001868640
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	D8
Entity Primary SIC Number	6411
Entity Address, Address Line One	111 Anza Boulevard
Entity Address, Address Line Two	Suite 109
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
Entity Tax Identification Number	98-1600102
City Area Code	650
Local Phone Number	414-3530
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	11 Anza Boulevard
Entity Address, Address Line Two	Suite 109
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	650
Local Phone Number	414-3530
Contact Personnel Name	Rohan Malhotra